Property and Equipment, Net - Schedule of Depreciation Expense (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total depreciation expense	5,622,443	6,954,376	7,090,472
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	1,485,003	1,736,347	2,105,699
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	2,066,856	2,567,077	1,925,669
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	1,355,310	2,029,175	2,466,549
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	715,274	621,777	592,555